VND-Q3

Quarterly Report
September 30, 2025
MFS®  New Discovery Series

MFS® Variable Insurance Trust

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.2%
Aerospace & Defense – 3.1%
CACI International, Inc., “A” (a)	15,012	$7,487,685
Karman Holdings, Inc. (a)	76,722	5,539,329
Mirion Technologies, Inc. (a)	256,658	5,969,865
Standard Aero, Inc. (a)	148,569	4,054,448
		$23,051,327
Apparel Manufacturers – 0.4%
Columbia Sportswear Co.	54,740	$2,862,902
Automotive – 3.5%
ACV Auctions, Inc. (a)	581,149	$5,759,187
Modine Manufacturing Co. (a)	70,076	9,962,004
Visteon Corp.	79,871	9,573,338
		$25,294,529
Biotechnology – 2.6%
ABSCI Corp. (a)(l)	517,641	$1,573,629
Adaptive Biotechnologies Corp. (a)	287,243	4,297,155
CG Oncology, Inc. (a)	56,359	2,270,141
Exact Sciences Corp. (a)	137,189	7,505,610
Immunocore Holdings PLC, ADR (a)	102,016	3,706,241
Sanofi S.A. (a)(u)	13,985	0
		$19,352,776
Brokerage & Asset Managers – 5.9%
GCM Grosvenor, Inc., “A”	467,280	$5,640,070
P10, Inc.	478,783	5,209,159
PJT Partners, Inc.	49,699	8,833,003
StepStone Group, Inc.	231,922	15,146,826
WisdomTree Investments, Inc.	614,368	8,539,715
		$43,368,773
Business Services – 1.6%
ExlService Holdings, Inc. (a)	149,167	$6,567,823
TriNet Group, Inc.	75,459	5,047,452
		$11,615,275
Chemicals – 0.9%
BioLife Solutions, Inc. (a)	249,804	$6,372,500
Computer Software – 11.2%
Alkami Technology, Inc. (a)	352,364	$8,752,722
Bullish, Inc. (a)(l)	47,719	3,035,406
CCC Intelligent Holdings, Inc. (a)	1,014,237	9,239,699
Elastic N.V. (a)	42,531	3,593,444
JFrog Ltd. (a)	241,431	11,426,929
Kinaxis, Inc. (a)	37,029	4,779,952
Netskope, Inc., “A” (a)	292,427	6,646,866
OneStream, Inc. (a)	343,941	6,338,833
Pegasystems, Inc.	209,129	12,024,917
SentinelOne, Inc., “A” (a)	262,055	4,614,789
ServiceTitan, Inc., “A” (a)	28,603	2,884,040
Vertex, Inc., “A” (a)	364,694	9,040,764
		$82,378,361

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.1%
Box, Inc., “A” (a)	147,487	$4,759,405
Q2 Holdings, Inc. (a)	106,867	7,736,102
Wix.com Ltd. (a)	16,220	2,881,159
		$15,376,666
Construction – 4.4%
Independence Realty Trust, Inc., REIT	421,643	$6,910,729
James Hardie Industries PLC (a)	390,061	7,493,072
Knife River Corp. (a)	91,398	7,025,764
QXO, Inc. (a)	586,371	11,176,231
		$32,605,796
Consumer Products – 1.0%
e.l.f. Beauty, Inc. (a)	27,404	$3,630,482
ODDITY Tech Ltd. (a)	63,446	3,952,686
		$7,583,168
Consumer Services – 1.0%
Adtalem Global Education, Inc. (a)	46,596	$7,196,752
Containers – 0.9%
AptarGroup, Inc.	47,100	$6,295,386
Electrical Equipment – 3.5%
Littlefuse, Inc.	34,980	$9,060,170
nVent Electric PLC	165,019	16,277,474
		$25,337,644
Electronics – 6.4%
Advanced Energy Industries, Inc.	92,330	$15,709,026
Formfactor, Inc. (a)	282,602	10,292,365
MACOM Technology Solutions Holdings, Inc. (a)	73,560	9,157,484
nLIGHT, Inc. (a)	200,509	5,941,082
TTM Technologies, Inc. (a)	106,620	6,141,312
		$47,241,269
Energy - Independent – 1.8%
Antero Resources Corp. (a)	157,631	$5,290,097
Matador Resources Co.	92,784	4,168,785
Permian Resources Corp.	308,199	3,944,947
		$13,403,829
Energy - Renewables – 0.6%
Bloom Energy Corp. (a)	50,666	$4,284,824
Engineering - Construction – 2.6%
Jacobs Solutions, Inc.	22,451	$3,364,507
Legence Corp., “A” (a)	146,078	4,500,663
TopBuild Corp. (a)	27,958	10,927,664
		$18,792,834
Gaming & Lodging – 2.8%
Genius Sports Ltd. (a)	1,088,581	$13,476,633
Sportradar Group AG (a)	263,608	7,091,055
		$20,567,688
General Merchandise – 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)	28,406	$3,647,330

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.6%
Brunswick Corp.	112,974	$7,144,476
Corsair Gaming, Inc. (a)	472,358	4,213,433
Patrick Industries, Inc.	74,204	7,674,920
		$19,032,829
Machinery & Tools – 3.5%
Crane Co.	51,215	$9,430,730
Flowserve Corp.	245,025	13,020,629
RB Global, Inc.	31,159	3,376,389
		$25,827,748
Medical & Health Technology & Services – 4.0%
Certara, Inc. (a)	322,710	$3,943,516
GeneDX Holdings Corp. (a)	44,944	4,842,267
Guardant Health, Inc. (a)	72,046	4,501,434
HealthEquity, Inc. (a)	45,428	4,305,212
Schrodinger, Inc. (a)	496,489	9,959,569
Tempus AI, Inc. (a)	20,004	1,614,523
		$29,166,521
Medical Equipment – 9.0%
Align Technology, Inc. (a)	49,075	$6,145,171
AtriCure, Inc. (a)	101,694	3,584,713
Bio-Techne Corp.	221,558	12,325,272
Caris Life Sciences, Inc. (a)(l)	96,367	2,915,102
Ceribell, Inc. (a)	130,477	1,499,181
Fractyl Health, Inc. (a)	210,899	335,329
Globus Medical, Inc. (a)	164,402	9,415,303
Integer Holdings Corp. (a)	42,725	4,414,774
iRhythm Technologies, Inc. (a)	34,949	6,010,878
Masimo Corp. (a)	45,881	6,769,742
Outset Medical, Inc. (a)	150,046	2,118,649
PROCEPT BioRobotics Corp. (a)	68,506	2,444,979
UFP Technologies, Inc. (a)	39,721	7,928,312
		$65,907,405
Oil Services – 1.0%
TechnipFMC PLC	188,922	$7,452,973
Other Banks & Diversified Financials – 1.2%
Miami International Holdings, Inc. (a)	71,533	$2,879,919
Viper Energy, Inc., “A”	150,007	5,733,267
		$8,613,186
Pharmaceuticals – 10.1%
Amicus Therapeutics, Inc. (a)	848,403	$6,685,416
Annexon, Inc. (a)	232,809	710,067
Ascendis Pharma, ADR (a)	35,852	7,127,736
Collegium Pharmaceutical, Inc. (a)	185,025	6,474,025
Cytokinetics, Inc. (a)	109,199	6,001,577
Harmony Biosciences Holdings (a)	136,621	3,765,275
Ionis Pharmaceuticals, Inc. (a)	107,638	7,041,678
Kiniksa Pharmaceuticals International PLC (a)	93,026	3,612,199
Kymera Therapeutics, Inc. (a)	94,641	5,356,681
Legend Biotech Corp., ADR (a)	125,657	4,097,675
Ligand Pharmaceuticals, Inc. (a)	85,356	15,119,962
Neurocrine Biosciences, Inc. (a)	30,612	4,297,312
Ultragenyx Pharmaceutical, Inc. (a)	115,474	3,473,458
		$73,763,061

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.7%
GFL Environmental, Inc.	104,229	$4,938,370
Real Estate – 0.8%
DigitalBridge Group, Inc., REIT	508,920	$5,954,364
Real Estate - Storage – 1.2%
Terreno Realty Corp., REIT	152,040	$8,628,270
Restaurants – 3.5%
Black Rock Coffee Bar, Inc., “A” (a)	222,488	$5,308,564
Chefs' Warehouse, Inc. (a)	114,072	6,653,820
U.S. Foods Holding Corp. (a)	105,139	8,055,750
Wingstop, Inc.	23,671	5,957,517
		$25,975,651
Trucking – 1.6%
Knight-Swift Transportation Holdings, Inc.	131,985	$5,214,728
XPO, Inc. (a)	50,312	6,503,832
		$11,718,560
Utilities - Electric Power – 0.2%
Neptune Insurance Holdings, Inc., “A”	58,486	$1,169,720
Total Common Stocks		$704,778,287

	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (Expiration 11/23/27) (a)	$ 2.565	11/23/22	2	$0

Mutual Funds (h) – 4.2%
Money Market Funds – 4.2%
MFS Institutional Money Market Portfolio, 4.19% (v)	30,264,989	$30,268,016
Collateral for Securities Loaned – 0.8%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.09% (j)	6,016,275	$6,016,275

Other Assets, Less Liabilities – (1.2)%		(8,587,302)
Net Assets – 100.0%		$732,475,276

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $30,268,016 and
$710,794,562, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$638,821,913	$0	$0	$638,821,913
United Kingdom	17,182,874	—	—	17,182,874
Canada	13,094,711	—	—	13,094,711
Australia	7,493,072	—	—	7,493,072
Denmark	7,127,736	—	—	7,127,736
Switzerland	7,091,055	—	—	7,091,055
Israel	6,833,845	—	—	6,833,845
China	4,097,675	—	—	4,097,675
Cayman Islands	3,035,406	—	—	3,035,406
Investment Companies	36,284,291	—	—	36,284,291
Total	$741,062,578	$0	$0	$741,062,578
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/24	$—
Received as part of a corporate action	0
Balance as of 9/30/25	$0
At September 30, 2025, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,058,546	$197,719,350	$196,505,705	$1,914	$(6,089)	$30,268,016

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,000,153	$—